Rosewind Corporation
16200 WCR 18 E
Loveland, CO 80537
970-635-0346

April 27, 2007

Mr. Larry Spirgel, Assistant Director
Division of Corporate Finance
Securities and Exchange Commission
100 F Street, NE
Washington D.C. 20549

Re:          Rosewind Corporation
Form SB-2/A
File No. 333-139933

Dear Mr. Spirgel:

We are submitting herewith the Third Amendment to Form SB-2 filed previously.

Please note that we have included updated financial statements through February 28, 2007.

We have included as Exhibit 10.1 our endorsed Escrow Agreement executed on April 25, 2007 with Corporate Stock Transfer, Inc..

We have incorporated changes in the document per the Commission’s letter dated April 10, 2007.

This letter makes reference to each comment of the Commission and details the changes we have made.

1.     We offer the following in response to your comment number one.

We agree that the wording on page 19 Description of Business may be misleading in light of the new wording added to Risk Factors of page 7. We offer the following supplemental information and changes:

As of the date of our prior amendment, our vessel was current on its documentation with the US Coast Guard. As of this date we remain current. We have since had discussions with the Coast Guard to verify that our students will be considered as crew on our US Coast Guard Documented vessel while in passage from a port in one foreign country to a port in a different foreign country. Under US Coast Guard policy we need not obtain any additional foreign certification or licensing on our vessel to undertake this type of passage with student crew aboard. Therefore we have in place the minimum vessel documents which we need to pursue our business plan. We have, therefore, no present plan, and there is no foreseeable future need to apply to any foreign government for any type of permit, certification, license or registration, commercial or otherwise for our vessel.

As of the date of our prior amendment, we were not in compliance with the registration requirements of the Federal Communications Commission in connection with our Ship Radio. On April 20, 2007 we resolved this oversight in connection with our Ship Radio by filing FCC Form 605 Main and FCC Form 605 Schedule B. We have now registered the ship radio aboard our vessel.

In light of the above, we have retained the wording under Description of Business and reworded the conflicting Risk Factor wording cited by the Commission as follows:

WE INTEND TO UTILIZE OUR US GUARD DOCUMENTEDVESSEL TO TRAIN STUDENTS OF OUR SAILING SCHOOL. WE HAVE IDENTIFIED, AND WE ARE IN COMPLIANCE WITH THE APPLICABLE DOCUMENTATION AND REGISTRATION REQUIREMENTS OF THE US COAST GUARD AND THE FEDERAL COMMUNICATIONS COMMISSION.

Mr. Larry Spirgel
April 27, 2007

The documents and registrations we now have are believed sufficient. We have had discussions with the Coast Guard to verify that our students will be considered as crew on our US Coast Guard Documented vessel while in passage from a port in one foreign country to a port in a different foreign country. Under US Coast Guard policy we need not obtain any additional foreign certification or licensing on our vessel to undertake this type of passage with student crew aboard. We have no present plan, and there is no foreseeable future need, to apply to any foreign government for any type of document, registration, certification, or license, commercial or otherwise for our vessel. Securing and maintaining ADDITIONAL licenses, should such be deemed necessary by any governmental jurisdiction for commercial use of our sailing vessel will be expensive and time consuming. Should this or any related, but presently unforeseen, requirement significantly delay or prevent us from generating revenue from our vessel and planned operations, then our cash reserves could become significantly depleted by delays necessary for further upgrades to our vessel in excess of the funds provided in our business plan. A significantly unfavorable and continuing outcome in connection with these risks will likely cause an investor to loose his entire investment.

2.    In conformance to your comment 2, the following wording has been included in the Plan of Operations:

We believe that while our cost of operating as a public company is indeed higher than for a similar private company, our cost of capital as a public company will be less than it would be for a similar private company. Further, we believe access to public capital as represented by this offering will help to meet a perceived need for cost effective training of sailors wishing to voyage offshore with safety and confidence.

We are doing this offering to raise the money needed to pursue our business plan and once we are operating profitably with one vessel, we believe we can use public capital to expand and improve our business and ultimately outperform competition.

We believe that as our business grows only a small portion of our annual expenses will ultimately be composed of public company expenses. We believe that Mr. Wiegand’s long experience with public companies will enable us to keep current with our reporting obligations with minimal use of outside consultants.

3.    We have included as Exhibit 5.1, the legal opinion of Roger Davidson, Esq. covering the shares sold in the offering.

Sincerely,

Rosewind Corporation

/s/ James B. Wiegand
James B. Wiegand, President